Earnings Per Share- Disclosure of Basic Earnings Per Share (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [Line Items]
Profit attributable to owners of the Company	¥ 8,699,369	¥ 16,804,380	¥ 12,354,114
Weighted average number of ordinary shares in issue	1,145,050	1,181,850	1,104,155
Ordinary shares [member]
Earnings per share [Line Items]
Basic earnings (in RMB)	¥ 7.6	¥ 14.22	¥ 11.19
American depositary shares [member]
Earnings per share [Line Items]
Basic earnings (in RMB)	¥ 3.8	¥ 7.11	¥ 5.59